Note 4 - Loans and Related Allowance for Loan Losses	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4.	LOANS AND RELATED ALLOWANCE FOR LOAN LOSSES

Major classifications of loans at December 31 are summarized as follows (in thousands):

	2014	2013

Commercial and industrial	$60,744	$54,498
Real estate - construction	30,296	25,601
Real estate - mortgage:
Residential	227,552	210,310
Commercial	147,413	141,171
Consumer installment	4,579	4,145
	470,584	435,725
Less allowance for loan and lease losses	(6,846)	(7,046)

Net loans	$463,738	$428,679

The Company’s primary business activity is with customers located within its local trade area, eastern Geauga County, and contiguous counties to the north, east, and south. The Company also serves the central Ohio market with offices in Dublin and Westerville, Ohio. Commercial, residential, consumer, and agricultural loans are granted. Although the Company has a diversified loan portfolio at December 31, 2014 and 2013, loans outstanding to individuals and businesses are dependent upon the local economic conditions in its immediate trade area.

The following tables summarize the primary segments of the loan portfolio and the allowance for loan and lease losses as of December 31, 2014 and 2013 (in thousands):

			Real Estate- Mortgage
December 31, 2014	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,393	$3,296	$5,183	$4,490	$6	$14,368
Collectively evaluated for impairment	59,351	27,000	222,369	142,923	4,573	456,216
Total loans	$60,744	$30,296	$227,552	$147,413	$4,579	$470,584

			Real estate- Mortgage
December 31, 2013	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,891	$4,011	$5,882	$7,175	$6	$18,965
Collectively evaluated for impairment	52,607	21,590	204,428	133,996	4,139	416,760
Total loans	$54,498	$25,601	$210,310	$141,171	$4,145	$435,725

			Real Estate- Mortgage
December 31, 2014	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$83	$589	$892	$30	$2	$1,596
Collectively evaluated for impairment	559	279	2,811	1,546	55	5,250
Total ending allowance balance	$642	$868	$3,703	$1,576	$57	$6,846

			Real Estate- Mortgage
December 31, 2013	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$179	$210	$855	$563	$-	$1,807
Collectively evaluated for impairment	435	366	2,809	1,607	22	5,239
Total ending allowance balance	$614	$576	$3,664	$2,170	$22	$7,046

The Company’s loan portfolio is segmented to a level that allows management to monitor risk and performance. The portfolio is segmented into Commercial and Industrial (“C&I”), Real Estate Construction, Real Estate - Mortgage which is further segmented into Residential and Commercial real estate, and Consumer Installment Loans. The C&I loan segment consists of loans made for the purpose of financing the activities of commercial customers. The residential mortgage loan segment consists of loans made for the purpose of financing the activities of residential homeowners. The commercial mortgage loan segment consists of loans made for the purpose of financing the activities of commercial real estate owners and operators. The consumer loan segment consists primarily of installment loans and overdraft lines of credit connected with customer deposit accounts.

Management evaluates individual loans in all of the commercial segments for possible impairment if the loan is greater than $150,000 and if the loan either is in nonaccrual status, or is risk rated Substandard or Doubtful and is greater than 90 days past due. Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. The Company does not separately evaluate individual consumer and residential mortgage loans for impairment, unless such loans are part of a larger relationship that is impaired.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of three methods: (a) the present value of expected future cash flows discounted at the loan’s effective interest rate; (b) the loan’s observable market price; or (c) the fair value of the collateral less selling costs. The method is selected on a loan-by-loan basis, with management primarily utilizing the fair value of collateral method. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Company’s policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary (in thousands):

December 31, 2014
Impaired Loans

	Recorded	Unpaid Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$1,146	$1,145	$-
Real estate - construction	2,707	2,705	-
Real estate - mortgage:
Residential	2,202	2,197	-
Commercial	4,064	4,060	-
Total	$10,119	$10,107	$-

With an allowance recorded:
Commercial and industrial	$247	$247	$83
Real estate - construction	589	589	589
Real estate - mortgage:
Residential	2,981	2,978	892
Commercial	426	426	30
Consumer installment	6	6	2
Total	$4,249	$4,246	$1,596

Total:
Commercial and industrial	$1,393	$1,392	$83
Real estate - construction	3,296	3,294	589
Real estate - mortgage:
Residential	5,183	5,175	892
Commercial	4,490	4,486	30
Consumer installment	6	6	2
Total	$14,368	$14,353	$1,596

December 31, 2013
Impaired Loans

	Recorded	Unpaid Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$1,357	$1,357	$-
Real estate - construction	124	124	-
Real estate - mortgage:
Residential	2,704	2,892	-
Commercial	5,093	5,093	-
Consumer installment	6	6	-
Total	$9,284	$9,472	$-

With an allowance recorded:
Commercial and industrial	$534	$534	$179
Real estate - construction	3,887	3,887	210
Real estate - mortgage:
Residential	3,178	3,217	855
Commercial	2,082	2,082	563
Consumer installment	-	-	-
Total	$9,681	$9,720	$1,807

Total:
Commercial and industrial	$1,891	$1,891	$179
Real estate - construction	4,011	4,011	210
Real estate - mortgage:
Residential	5,882	6,109	855
Commercial	7,175	7,175	563
Consumer installment	6	6	-
Total	$18,965	$19,192	$1,807

The tables above include troubled debt restructuring totaling $2.9 million and $5.5 million as of December 31, 2014 and 2013, respectively.

The following table presents interest income by class, recognized on impaired loans (in thousands):

	As of December 31, 2014		As of December 31, 2013		As of December 31, 2012

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial and industrial	$1,989	$85	$2,187	$119	$2,776	$348
Real estate - construction	3,631	154	3,743	183	2,798	156
Real estate - mortgage:
Residential	5,331	171	5,380	293	4,263	338
Commercial	5,998	229	6,500	493	4,717	543
Consumer installment	11	1	13	1	27	3
Total	$16,960	$640	$17,824	$1,090	$14,582	$1,388

Troubled Debt Restructuring (TDR) describes loans on which the bank has granted concessions for reasons related to the customer’s financial difficulties. Such concessions may include one or more of the following:

●	reduction in the interest rate to below market rates

●	extension of repayment requirements beyond normal terms

●	reduction of the principal amount owed

●	reduction of accrued interest due

●	acceptance of other assets in full or partial payment of a debt

In each case the concession is made due to deterioration in the borrower’s financial condition, and the new terms are less stringent than those required on a new loan with similar risk.

The following tables present the number of loan modifications by class, the corresponding recorded investment, and the subsequently defaulted modifications (in thousands):

Modifications

For the year ended of December 31, 2014

	Number of Contracts
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Pre-Modification Outstanding Recorded Investment
Real estate- mortgage:
Residential	-	3	3	$140
Commercial	-	1	1	48
Consumer Installment	1	-	1	6

Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Real estate- mortgage:
Residential	1	$15

Modifications

For the year ended of December 31, 2013

	Number of Contracts
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Pre-Modification Outstanding Recorded Investment
Commercial and industrial	6	1	7	$1,264
Real estate- mortgage:
Residential	7	-	7	784
Commercial	2	-	2	834

Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	5	$574
Real estate- mortgage:
Commercial	1	190

Modifications

For the year ended of December 31, 2012

	Number of Contracts
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Pre-Modification Outstanding Recorded Investment
Commercial and industrial	1	12	13	$489
Real estate- mortgage:
Residential	2	7	9	921
Commercial	-	1	1	156
Consumer Installment	-	2	2	11

Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	6	$256
Real estate- construction	1	3,622
Real estate- mortgage:
Residential	2	89
Consumer Installment	1	5

The Company does not forgive principal upon troubled debt restructuring. Therefore, the post-modification outstanding recorded investment equals pre-modification outstanding recorded investment for each timeframe and category.

Management uses a nine-point internal risk-rating system to monitor the credit quality of the overall loan portfolio. The first five categories are considered not criticized and are aggregated as Pass-rated. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  All loans greater than 90 days past due are considered Substandard.   Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan-rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as bankruptcy, repossession, or death, occurs to raise awareness of a possible credit event.  The Company’s Commercial Loan Officers are responsible for the timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis with the Chief Credit Officer ultimately responsible for accurate and timely risk ratings.  The Credit Department performs an annual review of all commercial relationships $1,000,000 or greater.  Confirmation of the appropriate risk grade is included in the review on an ongoing basis.  The Company engages an external consultant to conduct loan reviews on a semiannual basis. Generally, the external consultant reviews commercial relationships greater than $250,000 and/or criticized relationships greater than $125,000. Detailed reviews, including plans for resolution, are performed on loans classified as Substandard on a quarterly basis.  Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following tables present the classes of the loan portfolio summarized by the aggregate Pass rating and the criticized categories of Special Mention, Substandard, and Doubtful within the internal risk rating system as of December 31, 2014 and 2013 (in thousands):

		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans
December 31, 2014

Commercial and industrial	$58,976	$-	$1,730	$38	$60,744
Real estate - construction	29,212	495	-	589	30,296
Real estate - mortgage:
Residential	218,244	584	8,724	-	227,552
Commercial	137,755	3,908	5,750	-	147,413
Consumer installment	4,572	-	7	-	4,579
Total	$448,759	$4,987	$16,211	$627	$470,584

		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans
December 31, 2013

Commercial and industrial	$52,078	$772	$1,605	$43	$54,498
Real estate - construction	24,052	907	642	-	25,601
Real estate - mortgage:
Residential	198,479	774	11,057	-	210,310
Commercial	132,931	2,232	6,008	-	141,171
Consumer installment	4,129	-	16	-	4,145
Total	$411,669	$4,685	$19,328	$43	$435,725

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the aging categories of loans as of December 31, 2014 and 2013 (in thousands):

		30-59 Days	60-89 Days	90 Days+	Total	Total
	Current	Past Due	Past Due	Past Due	Past Due	Loans
December 31, 2014

Commercial and industrial	$60,296	$349	$68	$31	$448	$60,744
Real estate - construction	30,296	-	-	-	-	30,296
Real estate - mortgage:
Residential	223,209	2,065	363	1,915	4,343	227,552
Commercial	146,816	30	-	567	597	147,413
Consumer installment	4,547	27	3	2	32	4,579
Total	$465,164	$2,471	$434	$2,515	$5,420	$470,584

		30-59 Days	60-89 Days	90 Days+	Total	Total
	Current	Past Due	Past Due	Past Due	Past Due	Loans
December 31, 2013

Commercial and industrial	$53,440	$529	$359	$170	$1,058	$54,498
Real estate - construction	24,945	17	639	-	656	25,601
Real estate - mortgage:
Residential	203,747	3,082	481	3,000	6,563	210,310
Commercial	140,251	645	100	175	920	141,171
Consumer installment	4,083	43	19	-	62	4,145
Total	$426,466	$4,316	$1,598	$3,345	$9,259	$435,725

The following tables present the classes of the loan portfolio summarized by nonaccrual loans and loans 90 days or more past due and still accruing as of December 31, 2014 and 2013 (in thousands):

		90+ Days Past
	Nonaccrual	Due and Accruing
December 31, 2014

Commercial and industrial	$365	$-
Real estate - construction	587	-
Real estate - mortgage:
Residential	5,438	165
Commercial	955	-
Consumer installment	2	-
Total	$7,347	$165

		90+ Days Past
	Nonaccrual	Due and Accruing
December 31, 2013

Commercial and industrial	$176	$38
Real estate - construction	-	-
Real estate - mortgage:
Residential	7,411	143
Commercial	743	-
Consumer installment	8	-
Total	$8,338	$181

Interest income that would have been recorded had these loans not been placed on nonaccrual status was $207,000 in 2014; $439,000 in 2013; and $756,000 in 2012.

An allowance for loan and lease losses (“ALLL”) is maintained to absorb losses from the loan portfolio.  The ALLL is based on management’s continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of nonperforming loans.

The Company’s methodology for determining the ALLL is based on the requirements of ASC Section 310-10-35 for loans individually evaluated for impairment (discussed above) and ASC Subtopic 450-20 for loans collectively evaluated for impairment, as well as the Interagency Policy Statement on the Allowance for Loan and Lease Losses and other bank regulatory guidance.   The total of the two components represents the Company’s ALLL.

Loans that are collectively evaluated for impairment are analyzed, with general allowances being made as appropriate.  For general allowances, historical loss trends are used in the estimation of losses in the current portfolio.  These historical loss amounts are modified by other qualitative factors.

The classes described above, which are based on the purpose code assigned to each loan, provide the starting point for the ALLL analysis.  Management tracks the historical net charge-off activity at the purpose code level.  A historical charge-off factor is calculated utilizing the last twelve consecutive quarters.

Management has identified a number of additional qualitative factors which it uses to supplement the historical charge-off factor, because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience.  The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and nonaccrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry, and/or geographic standpoint.

Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the ALLL.  When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALLL.

The following tables summarize the primary segments of the loan portfolio (in thousands):

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2013	$614	$576	$3,664	$2,170	$22	$7,046
Charge-offs	(237)	-	(671)	(260)	(44)	(1,212)
Recoveries	121	60	267	40	154	642
Provision	144	232	443	(374)	(75)	370
ALLL balance at December 31, 2014	$642	$868	$3,703	$1,576	$57	$6,846

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2012	$1,732	$1,123	$2,872	$1,991	$61	$7,779
Charge-offs	(419)	(191)	(675)	-	(45)	(1,330)
Recoveries	191	33	107	46	24	401
Provision	(890)	(389)	1,360	133	(18)	196
ALLL balance at December 31, 2013	$614	$576	$3,664	$2,170	$22	$7,046

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2011	$1,296	$438	$3,731	$1,306	$48	$6,819
Charge-offs	(230)	(135)	(785)	(123)	(64)	(1,337)
Recoveries	71	-	31	-	27	129
Provision	595	820	(105)	808	50	2,168
ALLL balance at December 31, 2012	$1,732	$1,123	$2,872	$1,991	$61	$7,779

The real estate construction balance increased from $0.6 million at December 31, 2013 to $0.9 million at December 31, 2014. This is entirely the result of one construction loan. Commercial real estate ALLL decreased from $2.2 million to $1.6 million during the year ended December 31, 2014. This was largely the result of payoff of a loan with $0.5 million of ALLL. A provision in any loan portfolio is not necessarily related to current charge-offs, but is a result of the evaluation of the loans in that category.